------------------------------
                                                  OMB APPROVAL

                                                  OMB Number: 3235-0570
                                                  Expires: October 31, 2006
                                                  Estimated average burden
                                                  hours per response. . . . 19.3
                                                  ------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08989

                            INDUSTRY LEADERS(R) FUND
               (Exact name of registrant as specified in charter)
             104 Summit Ave PO Box 80, Summit, New Jersey 07902-0080
              (Address of principal executive offices) (Zip code)

                               Gerald P. Sullivan
                               ------------------
             104 Summit Ave PO Box 80, Summit New Jersey 07902-0080
             ------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (866)-459-2772 Date of fiscal year end: June 30, 2006

Date of reporting period: July 1, 2006 to December 31, 2006

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.



[LOGO] Industry Leaders(R) Fund



SEMIANNUAL REPORT to SHAREHOLDERS

DECEMBER 31, 2006

[LOGO] Industry Leaders(R) Fund


Semiannual Report
December 31, 2006

Dear Shareholder:

Thank you for the opportunity of managing your money using our recently patented investment strategy. We were awarded a patent by the US Patent and Trademark Commission on September 12, 2006 recognizing our novel portfolio allocation and selection process (US patent no. 7,107,229 B1). Following a patented investment strategy does not make the Industry Leaders(R) Fund immune to the ups and downs of the US equity markets; it does however, provide a historical, academic perspective to the Fund's investment strategy.

In our opinion, the Industry Leaders(R) Portfolio holds a higher quality portfolio than the S&P 500. The "Blue Chip" portfolio maintained by the Industry Leaders(R) Portfolio Strategy prevents the Fund from investing in companies with "weak" balance sheets. Over time we believe following a discipline that rigidly defines the term "Industry Leader" will assist our portfolio's long term returns.

During the first six months, of our ninth fiscal year ending on December 31, 2006, shares of the Industry Leaders(R) Fund Class D increased in value by 13.48%, Class I by 13.44% and Class L by 13.70%. In that same period, the S&P 500 increased by 12.74% and the Lipper Large Core Equity Index increased by 10.98%. The Lipper Large Core Equity Index represents a peer group of mutual funds that Lipper considers similar to Industry Leaders(R) Fund. Lipper data appears in the Wall Street Journal (www.wsj.com) and USA Today (www.USAToday.com).

Since inception of the Fund on March 17, 1999, Class I shares had an average annual return of 5.14%, outperforming the Lipper Large Core Equity Index by an average of 3.17% per annum.


Gerald P. Sullivan
President

The following 8 pages contain historical performance charts and tables. The results from these performance tables are not audited by the Fund Auditor, but are provided by the Adviser as required by applicable law.

All the data on this page represent past performance on a pre-tax basis, which cannot be used to predict future returns that may be achieved by the Fund. Note that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. After tax returns are presented at the end of the report.

Cumulative Performance - Class D and Class I Shares
This graph and following table, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with the performance of the S&P 500 Index(R) and the Lipper Large Core Equity Fund Index. Results include the reinvestment of dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares.


                                    [graphic]


                                      Industry Leaders(R) Fund Semiannual Report
                                                      December 31, 2006 - Page 1

                                       ILF        ILF        S&P       Lipper
 Value of $10,000                     Class D    Class I   500 Index  Large Core
Inception 3/17/99                      10,000     10,000     10,000     10,000
    June 30, 1999                      10,770     10,770     10,547     10,422
December 31, 1999                      10,401     10,419     11,360     11,296
    June 30, 2000                      10,289     10,368     11,311     11,510
December 31, 2000                      10,308     10,366     10,326     10,464
    June 30, 2001                      10,026     10,104      9,635      9,648
December 31, 2001                       9,781      9,864      9,099      9,121
    June 30, 2002                       9,098      9,179      7,903      7,994
December 31, 2002                       8,281      8,370      7,089      7,184
    June 30, 2003                       9,067      9,172      7,922      7,913
December 31, 2003                      10,584     10,721      9,121      8,966
    June 30, 2004                      10,873     11,028      9,435      9,167
December 31, 2004                      11,717     11,875     10,113      9,709
    June 30, 2005                      11,672     11,840     10,031      9,612
December 31, 2005                      12,309     12,490     10,610     10,264
    June 30, 2006                      12,849     13,032     10,897     10,487
December 31, 2006                      14,581     14,783     12,285     11,639


                  Annual Investment Returns

            ILF       ILF      ILF       S&P      Lipper
          Class D   Class I  Class L  500 Index Large Core
1999*      4.01%      4.19%     n/a     13.60%    12.96%
2000      -0.89%     -0.51%     n/a     -9.10%    -7.37%
2001      -5.11%     -4.84%     n/a    -11.88%   -12.83%
2002     -15.34%    -15.15%  -14.85%   -22.09%   -21.23%
2003      27.81%     28.10%   28.44%    28.67%    24.80%
2004      10.70%     10.76%   11.11%    10.87%     8.29%
2005       5.05%      5.18%    5.62%     4.91%     5.72%
2006      18.46%     18.36%   18.84%    15.79%    13.39%
* Inception 3/17/99

                                      Industry Leaders(R) Fund Semiannual Report
                                                      December 31, 2006 - Page 2

                                   [graphic]
   * Inception Class D and Class I:  3/17/1999 (Class L Inception 11/30/01)

        Cumulative Performance - Class L Share Inception Date 11/30/2001
                                   [graphic]

                                      Industry Leaders(R) Fund Semiannual Report
                                                      December 31, 2006 - Page 3

                                           ILF         S&P        Lipper
 Value of $10,000                        Class L    500 Index   Large Core
November 30, 2001                         10,000      10,000      10,000
December 31, 2001                         10,245      10,088      10,113
    June 30, 2002                          9,550       8,761       8,864
December 31, 2002                          8,724       7,859       7,966
    June 30, 2003                          9,574       8,783       8,775
December 31, 2003                         11,204      10,112       9,942
    June 30, 2004                         11,540      10,460      10,165
December 31, 2004                         12,449      11,211      10,766
    June 30, 2005                         12,437      11,121      10,658
December 31, 2005                         13,148      11,762      11,381
    June 30, 2006                         13,743      12,080      11,628
December 31, 2006                         15,625      13,620      12,905


                  Comparative Average Annual Return Performance
              The Industry Leaders(R) Fund Class D, I and L (a) (b)
                            ILF              ILF               ILF               S&P              Lipper
                          Class D          Class I           Class L          500 Index         Large Core
           1   Year        18.46%           18.36%            18.84%            15.79%            13.39%
           3   Year        11.27%           11.30%            11.72%            10.44%             9.08%
           5   Year         8.31%            8.43%             8.81%             6.19%             5.00%
   Since Inception*         4.96%            5.14%                               2.67%             1.97%
  Since Inception**                                            9.17%             6.26%             5.14%

*Inception date 3/17/1999 Class D & I  ** Inception date 11/30/2001 Class L

      1 year period 12/31/05 to 12/31/06.
      3 year period 12/31/03 to 12/31/06.
      5 year period 12/31/01 to 12/31/06.
 (a) Past performance is not indicative of future performance.
 (b) All Classes of the Industry Leaders(R) Fund are net of all expenses, versus the gross market benchmark of the S&P 500 Index(R). The Lipper Large Core Fund Index represents a basket of mutual funds and would represent performance that would be considered net of all expenses. Investors are reminded that when trying to achieve benchmark returns, investment management fees and transaction costs will be incurred.



                                      Industry Leaders(R) Fund Semiannual Report
                                                      December 31, 2006 - Page 4

About the Fund's Expenses
(Unaudited)
As a shareholder of the Industry Leaders(R) Fund, you incur ongoing costs, including management fees and administration fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Industry Leaders(R) Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period from July 1, 2006 through December 31, 2006.

Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Industry Leaders(R) Fund actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were incurred, your costs would have been higher.

                                      Industry Leaders(R) Fund Semiannual Report
                                                      December 31, 2006 - Page 5

------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended December 31, 2006
------------------------------------------------------------------------------------------------------------------------------------
                                                Beginning        Ending Account       Expenses        Annualized
                                                 Account         Value December     Paid During        Expense
Industry Leaders(R) Fund                   Value July 1, 2006       31, 2006           Period*          Ratio         Total Return
------------------------------------------------------------------------------------------------------------------------------------
                                 Based on Actual Fund Return (semi annual return - not annualized)
------------------------------------------------------------------------------------------------------------------------------------
Class D                                         $1,000.00           $1,134.77           $4.47           0.83%            13.48%
------------------------------------------------------------------------------------------------------------------------------------
Class I                                          1,000.00            1,134.77            4.47           0.83%            13.44%
------------------------------------------------------------------------------------------------------------------------------------
Class L                                          1,000.00            1,136.96            3.12           0.58%            13.70%
------------------------------------------------------------------------------------------------------------------------------------
                                     Based on Hypothetical 5% Yearly Return (annualized return)
------------------------------------------------------------------------------------------------------------------------------------
Class D                                         $1,000.00           $1,020.81           $4.09           0.83%            5.00%**
------------------------------------------------------------------------------------------------------------------------------------
Class I                                          1,000.00            1,020.81            4.09           0.83%            5.00%**
------------------------------------------------------------------------------------------------------------------------------------
Class L                                          1,000.00            1,022.04            2.86           0.58%            5.00%**
------------------------------------------------------------------------------------------------------------------------------------

*The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.83% for Class D & I Shares and 0.58% for Class L. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.
** The 5.00%annualized rate of return is gross of fees.
--------------------------------------------------------------------------------

                                      Industry Leaders(R) Fund Semiannual Report
                                                      December 31, 2006 - Page 6

Fund Portfolio Holdings- Broken down by Economic Sector
(Unaudited)

                            Industry Leaders(R) Fund
                          Breakdown by Economic Sector
                                December 31, 2006

                                  [Pie Chart]
                Information      Manufacturing     Service
                  Economy           Economy        Economy    Cash

                  16.19%             32.91%         50.89%    0.01%

After-Tax Returns (Unaudited)

The table on the following page presents returns for the Fund before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor paid taxes on the fund's distributions, and (2) assuming that an investor paid taxes on the fund's distributions and sold all the shares at the end of each period.

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of the distributions (for 2006 35.0%) and hypothetical sales (for 2006 15.0%). These hypothetical transactions do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Such accounts are not subject to current taxes.

Finally keep in mind that a fund's performance- whether before or after taxes -does not indicate how it will perform in the future. The results are presented in calendar year format as required by the Securities and Exchange Commission.

                                      Industry Leaders(R) Fund Semiannual Report
                                                      December 31, 2006 - Page 7

After Tax Returns (Unaudited - continued)

Average Annual Total Returns
Periods Ended December 31, 2006                                                                     Since
Industry Leaders(R) Fund Class D                         1 Year      3 Years       5 Years        Inception*
Return before Taxes                                      18.46%       11.27%        8.31%           4.96%
Return After Taxes on Distributions                      17.64%        9.85%        7.33%           4.12%
Return After Taxes on Distributions and
Sale of Fund Shares                                      11.47%        8.48%        6.36%           3.57%

Industry Leaders(R) Fund Class I
Return before Taxes                                      18.36%       11.30%        8.43%           5.14%
Return After Taxes on Distributions                      17.63%        9.89%        7.42%           4.20%
Return After Taxes on Distributions and
Sale of Fund Shares                                      11.46%        8.52%        6.43%           3.64%

S&P 500 Index***                                         15.79%       10.44%        6.19%           2.67%
Lipper Large Core Equity Fund Index                      13.39%        9.08%        5.00%           1.97%

                                                                                                    Since
Industry Leaders(R) Fund Class L                         1 Year      3 Years       5 Years       Inception**
Return before Taxes                                      18.84%       11.72%        8.81%           9.17%
Return After Taxes on Distributions                      18.01%       10.18%        7.68%           8.05%
Return After Taxes on Distributions and
Sale of Fund Shares                                      11.71%        8.77%        6.66%           6.99%

S&P 500 Index(R)***                                      15.79%       10.44%        6.19%           6.26%
Lipper Large Core Equity Fund Index                      13.39%        9.08%        5.00%           5.14%

* Class D & Class I inception date 3/17/99, from inception 3/17/99 to 12/31/06 ** Class L inception date 11/30/01, from inception 11/30/01 to 12/31/06
*** Reflects no deduction for fees, expenses, or taxes

                                      Industry Leaders(R) Fund Semiannual Report
                                                      December 31, 2006 - Page 8

Industry Leaders(R) Fund
Schedule of Investments - December 31, 2006
Common Stocks - 99.99% (Unaudited)

----------------------------------------------------------------------------------------
Information Economy - 16.19%                                          Shares     Value
----------------------------------------------------------------------------------------
            Hardware - 8.20%
            ----------------------------------------------------------------------------
                      Computer and Peripherals - 3.11%
                      Hewlett-Packard Company                         12,205     502,724
                      International Business Machines Corporation      1,965     190,900
                                                                               ---------
                                                                                 693,624
                                                                               ---------
                      Data Networking - 2.06%
                      Cisco Systems, Inc. (a)                         16,800     459,144
                                                                               ---------

                      Semiconductor - 2.65%
                      Intel Corporation                               24,740     500,985
                      Texas Instruments Incorporated                   3,180      91,584
                                                                               ---------
                                                                                 592,569
                                                                               ---------
                      Semiconductor Capital Equipment - 0.38%
                      Applied Materials, Inc.                          4,580      84,501
                                                                               ---------

             Total Hardware                                                    1,829,838
                                                                               ---------
            ----------------------------------------------------------------------------
            Media - 0.89%
            ----------------------------------------------------------------------------
                     Newspaper - 0.62%
                      Gannett Co., Inc.                                2,290     138,453
                                                                               ---------

                     Publishing - 0.27%
                      The McGraw-Hill Companies Inc.                     920      62,578
                                                                               ---------

             Total Media                                                         201,031
                                                                               ---------
            ----------------------------------------------------------------------------
            Software - 3.37%
            ----------------------------------------------------------------------------
                      Computer Software & Services - 3.37%
                      Microsoft Corporation                           16,850     503,141
                      Oracle Corporation (a)                          14,505     248,616
                                                                               ---------
             Total Software                                                      751,757
                                                                               ---------
            ----------------------------------------------------------------------------
            Telecommunications - 3.73%
            ----------------------------------------------------------------------------
                      Telecommunications Services - 3.73%
                      AT&T Inc.                                       14,200     507,650
                      Verizon Communications Inc.                      8,730     325,105
                                                                               ---------
             Total Telecommunications                                            832,755
                                                                               ---------
----------------------------------------------------------------------------------------
Total Information Economy                                                      3,615,381
----------------------------------------------------------------------------------------

 Schedule of Investments Page 1, Semiannual Report page 9

See accompanying notes which are an integral part of the financial statements.

Industry Leaders(R) Fund
Schedule of Investments - December 31, 2006
Common Stocks - continued (Unaudited)
--------------------------------------------------------------------------------
Manufacturing Economy - 32.91%                                 Shares     Value
--------------------------------------------------------------------------------
      Consumer Goods - 7.07%
      --------------------------------------------------------------------------
          Apparel - 0.37%
          VF Corporation                                       1,010      82,901
                                                                       ---------

          Beverage (Alcoholic) - 0.37%
          Anheuser-Busch Companies Inc.                        1,670      82,164
                                                                       ---------

          Beverage (Soft Drinks) - 1.08%
          Coca-Cola Company                                    5,010     241,733
                                                                       ---------

          Food Processing - 2.13%
          Archer Daniels Midland Company                      14,840     474,286
                                                                       ---------

          Household Products - 1.81%
          Procter & Gamble Company                             6,280     403,616
                                                                       ---------

          Recreation - 0.91%
          Carnival Corporation                                 4,140     203,067
                                                                       ---------

          Shoe - 0.24%
          Nike Inc. - Class B                                    550      54,467
                                                                       ---------

          Toiletries/Cosmetics - 0.16%
          The Estee Lauder Companies Inc.                        860      35,105
                                                                       ---------

      Total Consumer Goods                                             1,577,339
                                                                       ---------
      --------------------------------------------------------------------------
      Energy - 10.96%
      --------------------------------------------------------------------------
          Oilfield Services - 1.66%
          Schlumberger Limited                                 5,880     371,381
                                                                       ---------

          Petroleum Integrated - 8.33%
          Chevron Corporation                                  6,808     500,592
          ConocoPhillips Company                               6,930     498,614
          Exxon Mobil Corporation                              6,548     501,773
          Occidential Petroleum Corporation                    7,360     359,389
                                                                       ---------
                                                                       1,860,368
                                                                       ---------
          Petroleum Producing - 0.97%
          Apache Corporation                                   3,246     215,891
                                                                       ---------

      Total Energy                                                     2,447,640
                                                                       ---------

 Schedule of Investments Page 2, Semiannual Report page 10.

See accompanying notes which are an integral part of the financial statements.

Industry Leaders(R) Fund
Schedule of Investments - December 31, 2006
Common Stocks - continued (Unaudited)
--------------------------------------------------------------------------------
Manufacturing Economy -continued                                Shares    Value
--------------------------------------------------------------------------------
      Industrial Materials - 14.86%
      --------------------------------------------------------------------------
          Aerospace & Defense - 1.78%
          The Boeing Company                                     4,480   398,003
                                                                         -------
          Auto Parts OEM - 0.81%
          Johnson Controls, Inc.                                 2,100   180,432
                                                                         -------

          Cement & Aggregates - 0.09%
          Vulcan Materials Company                                 230    20,670
                                                                         -------

          Chemical Basic - 0.91%
          The Dow Chemical Company                               5,070   202,293
                                                                         -------

          Chemical Diversified - 0.86%
          3M Company                                             2,470   192,487
                                                                         -------

          Chemical Specialty - 0.70%
          Praxair, Inc.                                          2,640   156,631
                                                                         -------

          Diversified - 2.52%
          Honeywell International Inc.                           1,370    61,979
          United Technologies Corporation                        8,020   501,410
                                                                         -------
                                                                         563,389
                                                                         -------
          Electrical Equipment - 3.41%
          Emerson Electric Co.                                   5,890   259,690
          General Electric Company                              13,485   501,777
                                                                         -------
                                                                         761,467
                                                                         -------

 Schedule of Investments Page 3, Semiannual Report page 11.

See accompanying notes which are an integral part of the financial statements.

Industry Leaders(R) Fund
Schedule of Investments - December 31, 2006
Common Stocks - continued (Unaudited)
--------------------------------------------------------------------------------
Manufacturing Economy -continued                               Shares    Value
--------------------------------------------------------------------------------
      Industrial Materials - Continued
      --------------------------------------------------------------------------
          Furniture/Home Furnishing - 0.26%
          Leggett & Platt, Incorporated                         2,460     58,794
                                                                       ---------

          Gold/Silver Mining - 0.70%
          Barrick Gold Corporation                              5,040    154,728
                                                                       ---------

          Machinery - 1.31%
          Caterpillar Inc.                                      4,780    293,156
                                                                       ---------

          Metal Fabricating - 0.41%
          Illinois Tool Works Inc.                              1,990     91,918
                                                                       ---------

          Metals & Mining - 0.81%
          Alcoa Inc.                                            6,020    180,660
                                                                       ---------

          Steel General - 0.29%
          Nucor Corporation                                     1,180     64,499
                                                                       ---------

      Total Industrial Materials                                       3,319,127
                                                                       ---------
      --------------------------------------------------------------------------
      Utilities - 0.02%
      --------------------------------------------------------------------------
          Water Utilities - 0.02%
          California Water Service Group                          120      4,848
                                                                       ---------

      Total Utilities                                                      4,848
                                                                       ---------
--------------------------------------------------------------------------------
Total Manufacturing Economy                                            7,348,954
--------------------------------------------------------------------------------

 Schedule of Investments Page 4, Semiannual Report page 12.

See accompanying notes which are an integral part of the financial statements.

Industry Leaders(R) Fund
Schedule of Investments - December 31, 2006
Common Stocks - continued (Unaudited)

--------------------------------------------------------------------------------
Service Economy - 50.89%                                       Shares    Value
--------------------------------------------------------------------------------
      Business Services - 2.07%
      --------------------------------------------------------------------------
          Advertising - 0.22%
          Omnicom Group Inc.                                      480     50,179
                                                                       ---------

          Air Transport - 1.01%
          United Parcel Service of America, Inc. - Class B      2,995    224,565
                                                                       ---------

          Building Materials - 0.34%
          Fluor Corporation                                       940     76,751
                                                                       ---------

          Industrial Services - 0.50%
          Cintas Corporation                                    2,810    111,585
                                                                       ---------

      Total Business Services                                            463,080
                                                                       ---------
      --------------------------------------------------------------------------
      Consumer Services - 6.29%
      --------------------------------------------------------------------------
          Building Supplies - 1.11%
          The Home Depot, Inc.                                  6,190    248,590
                                                                       ---------

          Food Wholesalers - 0.23%
          SYSCO Corporation                                     1,385     50,913
                                                                       ---------

          Pharmacy Services - 0.98%
          Walgreen Company                                      4,780    219,354
                                                                       ---------

          Restaurant - 0.82%
          McDonald's Corporation                                4,140    183,526
                                                                       ---------

          Retail Stores - 3.15%
          Target Corporation                                    3,400    193,970
          Wal-Mart Stores Inc.                                 10,995    507,639
                                                                       ---------
                                                                         701,609
                                                                       ---------

      Total Consumer Services                                          1,403,992
                                                                       ---------

 Schedule of Investments Page 5, Semiannual Report page 13.

See accompanying notes which are an integral part of the financial statements.

Industry Leaders(R) Fund
Schedule of Investments - December 31, 2006
Common Stocks - continued (Unaudited)
--------------------------------------------------------------------------------
Service Economy - 50.89% - continued                          Shares     Value
--------------------------------------------------------------------------------
      Financial Services - 31.67%
      --------------------------------------------------------------------------
          Banks - 8.66%
          Bank of America Corporation                          9,410     502,400
          JP Morgan Chase & Co.                               10,322     498,553
          Wachovia Corporation                                 8,810     501,730
          Wells Fargo & Co.                                   12,100     430,276
                                                                       ---------
                                                                       1,932,959
                                                                       ---------
          Financial Services Diversified - 9.10%
          American Express Company                             8,250     500,528
          American International Group, Inc.                   7,025     503,412
          Citigroup Inc.                                       9,051     504,141
          Loews Corporation                                      490      20,320
          The Hartford Financial Services Group, Inc.          5,400     503,874
                                                                       ---------
                                                                       2,032,275
                                                                       ---------
          Insurance - Life - 3.13%
          MetLife Inc.                                         8,490     500,995
          Prudential Financial Inc.                            2,300     197,478
                                                                       ---------
                                                                         698,473
                                                                       ---------

          Insurance Property & Casualty - 5.99%
          Allstate Insurance Company                           5,125     333,689
          Berkshire Hathaway Inc "B" (a)                         137     502,242
          The St. Paul Travelers Companies, Inc.               9,340     501,465
                                                                       ---------
                                                                       1,337,396
                                                                       ---------
          Securities Brokerage - 3.64%
          The Goldman Sachs Group, Inc.                        1,550     308,993
          Merrill Lynch & Co.                                  5,400     502,740
                                                                       ---------
                                                                         811,733
                                                                       ---------
          Thrift - 1.15%
          Washington Mutual, Inc.                              5,660     257,473
                                                                       ---------

      Total Financial Services                                         7,070,309
                                                                       ---------

 Schedule of Investments Page 6, Semiannual Report page 14.

See accompanying notes which are an integral part of the financial statements.

Industry Leaders(R) Fund
Schedule of Investments - December 31, 2006
Common Stocks - continued (Unaudited)

--------------------------------------------------------------------------------
Service Economy - continued                                 Shares       Value
--------------------------------------------------------------------------------
      Healthcare Services - 10.86%
      --------------------------------------------------------------------------
          Biotechnology - 0.79%
          Amgen Inc. (a)                                     2,580      176,240
                                                                    -----------

          Drugs - 4.22%
          Merck & Co. Inc.                                  10,140      442,104
          Pfizer Inc.                                       19,345      501,036
                                                                    -----------
                                                                        943,140
                                                                    -----------
          Managed Care - 2.11%
          UnitedHealth Group Incorporated                    8,768      471,105
                                                                    -----------

          Medical Supplies - 3.74%
          Abbott Laboratories, Inc.                          6,830      332,689
          Johnson & Johnson                                  7,600      501,752
                                                                    -----------
                                                                        834,441
                                                                    -----------

      Total Healthcare Services                                       2,424,926
                                                                    -----------
--------------------------------------------------------------------------------
Total Service Economy                                                11,362,307
--------------------------------------------------------------------------------

================================================================================
Total Common Stock                                                   22,326,642
================================================================================
 (Cost $19,828,653)
                                                          Principal
 Money Market Securities - 1.91%                            Amount
 Fiduciary Money Market Fund, 3.50% (b)                     426,071     426,071
 (Cost $426,071)

================================================================================
TOTAL INVESTMENTS - 101.90%                                          22,752,713
================================================================================
 (Cost $20,254,724)

 LIABILITIES IN EXCESS OF OTHER ASSETS -1.90%                          (428,004)
                                                                    -----------

================================================================================
NET ASSETS - 100%                                                    22,324,709
================================================================================

(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at December 31, 2006 Sector breakdowns provided by Morningstar

 Schedule of Investments Page 7, Semiannual Report page 15

See accompanying notes which are an integral part of the financial statements.

Industry Leaders(R) Fund                                       December 31, 2006
Statement of Assets & Liabilities (Unaudited)

-------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------
Investment in Securities ($20,254,724)                             $ 22,752,713
Cash                                                                  5,026,020
Dividends receivable                                                     18,191
Receivable due Adviser                                                      201
Receivable for investments sold                                         413,397
                                                                   ------------
   Total assets                                                      28,210,522

-------------------------------------------------------------------------------
Liabilities
-------------------------------------------------------------------------------
Accrued investment advisory fee payable            $      6,570
Accrued administration fee payable                        4,645
Payable for investments purchased                     5,874,598
                                                   ------------

   Total liabilities                                                  5,885,813
                                                                   ------------

===============================================================================
Net Assets                                                         $ 22,324,709
===============================================================================

-------------------------------------------------------------------------------
Net Assets consist of:
-------------------------------------------------------------------------------
Paid in capital                                                    $ 19,780,432
Accumulated undistributed net investment loss                           (23,322)
Accumulated net realized gain on investments                             69,610
Net unrealized appreciation on investments                            2,497,989
                                                                   ------------

===============================================================================
Net Assets                                                         $ 22,324,709
===============================================================================


-------------------------------------------------------------------------------
Class D:
-------------------------------------------------------------------------------
Net Asset Value, offering price and redemption
                                                                   ============
   price per share ($2,766,605 / 227,356 shares)                   $      12.17
                                                                   ============

-------------------------------------------------------------------------------
Class I:
-------------------------------------------------------------------------------
Net Asset Value, offering price and redemption
                                                                   ============
   price per share ($10,417,179 / 862,832 shares)                  $      12.07
                                                                   ============

-------------------------------------------------------------------------------
Class L:
-------------------------------------------------------------------------------
Net Asset Value, offering price and redemption
                                                                   ============
   price per share ($9,140,925 / 739,159 shares)                   $      12.37
                                                                   ============

 Semiannual Report page 16

See accompanying notes which are an integral part of the financial statements.

Industry Leaders(R) Fund
Statement of Operations for semi-annual period
ending December 31, 2006 (Unaudited)
-------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------
Dividend income                                                      $  155,121
Interest income                                                           1,560
                                                                     ----------
Total Income                                                            156,681

-------------------------------------------------------------------------------
Expenses
-------------------------------------------------------------------------------
Administration fee - Class D                            $    5,978
Administration fee - Class I                                20,044
Administration fee - Class L                                 1,658
Investment advisory fee                                     26,867
                                                        ----------
Total operating expenses                                                 54,547
                                                                     ----------
Net Investment Income                                                   102,134
                                                                     ----------

-------------------------------------------------------------------------------
Realized & Unrealized Gain (Loss)
-------------------------------------------------------------------------------
Net realized gain on investment securities                 297,292
Change in net unrealized appreciation
    on investment securities                             1,426,330
                                                        ----------
Net gain (loss) on investment securities                              1,723,622
                                                                     ----------
Net increase in net assets resulting from operations                 $1,825,756
                                                                     ==========

 Semiannual Report page 17

See accompanying notes which are an integral part of the financial statements.

Industry Leaders(R) Fund                                   (Unaudited)
Statements of Changes in Net Assets                        Six Months
                                                              ended        Year ended
                                                           December 31,      June 30,
                                                              2006            2006
                                                           ------------   ------------
--------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
Operations
--------------------------------------------------------------------------------------
   Net investment income                                   $    102,134   $    121,397
   Net realized gain on investment securities                   297,292        217,334
   Change in net unrealized appreciation                      1,426,330        317,260
                                                           ------------   ------------
   Net increase in net assets resulting from operations       1,825,756        655,991
                                                           ------------   ------------
--------------------------------------------------------------------------------------
Distributions to shareholders
--------------------------------------------------------------------------------------
   From net investment income
   Class D                                                      (24,116)       (24,367)
   Class I                                                      (66,923)       (30,527)
   Class L                                                      (34,417)       (37,722)
   From net realized gain                                      (188,317)      (272,466)
   From return of capital Class D                                               (3,517)
   From return of capital Class I                                               (4,483)
   From return of capital Class L                                               (3,213)
                                                           ------------   ------------
   Total distributions                                         (313,773)      (376,295)
--------------------------------------------------------------------------------------
Share Transactions - net increase
--------------------------------------------------------------------------------------
   Class D
    Purchased                                                        --          6,000
    Redeemed                                                    (63,393)            --
    Reinvested Dividends                                         54,740        113,354
                                                           ------------   ------------
   Total Class D                                                 (8,653)       119,354
   Class I
    Purchased                                                 1,325,520      5,129,356
    Redeemed                                                   (138,539)           (10)
    Reinvested Dividends                                        183,171        143,932
                                                           ------------   ------------
   Total Class I                                              1,370,152      5,273,278
   Class L
    Purchased                                                 6,085,389        353,900
    Redeemed                                                     (5,024)      (542,878)
    Reinvested Dividends                                         75,862        119,009
                                                           ------------   ------------
   Total Class L                                              6,156,227        (69,969)
Net increase in net assets resulting
   from share transactions                                    7,517,726      5,322,663
                                                           ------------   ------------
   Total increase (decrease) in net assets                    9,029,709      5,602,359
--------------------------------------------------------------------------------------
Net Assets
--------------------------------------------------------------------------------------
   Beginning of period                                       13,295,000      7,692,641
                                                           ------------   ------------

   End of period (including accumulated undistributed net  $ 22,324,709   $ 13,295,000
   investment income (loss) of  ($23,322) and $63,804      ============   ============
   respectively

 Semiannual Report page 18

See accompanying notes which are an integral part of the financial statements.

Industry Leaders(R) Fund
Class D
Financial Highlights

                                            (Unaudited)
                                            Six Months
                                               ended          Year Ended     Year Ended   Year Ended     Year Ended     Year Ended
                                            December 31,       June 30,       June 30,      June 30,       June 30,      June 30,
                                               2006             2006           2005          2004           2003          2002
                                            ----------        ----------     ----------   ----------     ----------     ----------
----------------------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    10.94        $    10.43     $    10.15   $     8.54     $     8.66     $     9.61
                                            ----------        ----------     ----------   ----------     ----------     ----------
Income from investment operations
   Net investment income (a)                      0.08              0.13           0.14         0.10           0.09           0.08
   Net realized and unrealized gain/(loss)        1.40              0.90           0.61         1.60          (0.13)         (0.96)
                                            ----------        ----------     ----------   ----------     ----------     ----------
Total from investment operations                  1.48              1.03           0.75         1.70          (0.04)         (0.88)
                                            ----------        ----------     ----------   ----------     ----------     ----------
Distributions
  Net investment income                          (0.11)            (0.11)         (0.14)       (0.09)         (0.08)         (0.07)
  Net realized gains                             (0.14)            (0.39)         (0.33)          --             --             --
  From return of capital                            --             (0.02)            --           --             --             --
                                            ----------        ----------     ----------   ----------     ----------     ----------
Total Distributions                              (0.25)            (0.52)         (0.47)       (0.09)         (0.08)         (0.07)

----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $    12.17        $    10.94     $    10.43   $    10.15     $     8.54     $     8.66
                                            ==========        ==========     ==========   ==========     ==========     ==========
----------------------------------------------------------------------------------------------------------------------------------

Total Return                                     13.48%(b)         10.08%          7.35%       19.92%         (0.35)%        (9.16)%

Ratios and Supplemental Data
Net assets, end of period (000)             $    2,767        $    2,495     $    2,261   $    2,111     $    1,832     $    1,017
Ratio of expenses to average net assets           0.80%(c)          0.79%          0.79%        0.86%          0.95%          0.95%
   after expense waiver
Ratio of expenses to average net assets           0.80%(c)          0.79%          0.79%        0.95%          0.95%          0.95%
   before expense waiver
Ratio of net investment income to
   average net assets                             1.32%(c)          1.22%          1.38%        1.00%          1.11%          0.85%
Portfolio turnover rate                          38.43%            36.67%         72.95%       63.87%         64.13%         65.53%

 Semiannual Report page 19
(a) Per share amounts were calculated using the average shares method
(b) For periods of less than a full year, total returns are not annualized.
(c) Annualized.

See accompanying notes which are an integral part of the financial statements.

Industry Leaders(R) Fund
Class I
Financial Highlights

                                            (Unaudited)
                                            Six Months
                                               ended          Year Ended     Year Ended   Year Ended     Year Ended     Year Ended
                                            December 31,       June 30,       June 30,      June 30,       June 30,      June 30,
                                               2006             2006           2005          2004           2003          2002
                                            ----------        ----------     ----------   ----------     ----------     ----------
----------------------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    10.83        $    10.33     $    10.06   $     8.46     $     8.58     $     9.65
                                            ----------        ----------     ----------   ----------     ----------     ----------
Income from investment operations
   Net investment income (a)                      0.08              0.14           0.14         0.12           0.11           0.11
   Net realized and unrealized gain/(loss)        1.38              0.88           0.61         1.59          (0.13)         (0.97)
                                            ----------        ----------     ----------   ----------     ----------     ----------
Total from investment operations                  1.46              1.02           0.75         1.71          (0.02)         (0.86)
                                            ----------        ----------     ----------   ----------     ----------     ----------
Distributions
  Net investment income                          (0.08)            (0.11)         (0.15)       (0.11)         (0.10)         (0.21)
  Net realized gains                             (0.14)            (0.39)         (0.33)          --             --             --
  From return of capital                         (0.02)                              --           --             --             --
                                            ----------        ----------     ----------   ----------     ----------     ----------
Total Distributions                              (0.22)            (0.52)         (0.48)       (0.11)         (0.10)         (0.21)

----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $    12.07        $    10.83     $    10.33   $    10.06     $     8.46     $     8.58
                                            ==========        ==========     ==========   ==========     ==========     ==========
----------------------------------------------------------------------------------------------------------------------------------

Total Return                                     13.44%(b)         10.06%          7.36%       20.24%         (0.08)%        (8.91)%

Ratios and Supplemental Data
Net assets, end of period (000)             $   10,417        $    8,116     $    2,817   $    2,714     $    1,772     $      959
Ratio of expenses to average net assets           0.81%(c)          0.79%          0.79%        0.64%          0.70%          0.70%
   after expense waiver
Ratio of expenses to average net assets           0.81%(c)          0.79%          0.79%        0.70%          0.70%          0.70%
   before expense waiver
Ratio of net investment income to
   average net assets                             1.30%(c)          1.32%          1.38%        1.22%          1.36%          1.19%
Portfolio turnover rate                          38.43%            36.67%         72.95%       63.87%         64.13%         65.53%

 Semiannual Report page 20

(a) Per share amounts were calculated using the average shares method
(b) For periods of less than a full year, total returns are not annualized.
(c) Annualized.

See accompanying notes which are an integral part of the financial statements.

Industry Leaders(R) Fund
Class L
Financial Highlights                       (Unaudited)
                                            Six Months                                                                Period
                                              ended          Year Ended    Year Ended    Year Ended    Year Ended      ended
                                           December 31,       June 30,      June 30,      June 30,      June 30,      June 30,
                                              2006              2006          2005          2004          2003        2002 (a)
                                            ----------       ----------    ----------    ----------    ----------    ----------
-------------------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    11.10       $    10.61    $    10.31    $     8.67    $     8.79    $     9.21
                                            ----------       ----------    ----------    ----------    ----------    ----------
Income from investment operations
   Net investment income (b)                      0.10             0.18          0.19          0.14          0.14          0.07
   Net realized and unrealized gain/(loss)        1.42             0.91          0.62          1.63         (0.13)        (0.48)
                                            ----------       ----------    ----------    ----------    ----------    ----------
Total from investment operations                  1.52             1.09          0.81          1.77          0.01         (0.41)
                                            ----------       ----------    ----------    ----------    ----------    ----------
Distributions
  Net investment income                          (0.11)           (0.19)        (0.18)        (0.13)        (0.13)        (0.01)
  Net realized gains                             (0.14)           (0.39)        (0.33)           --            --            --
  From return of capital                         (0.02)                            --            --            --            --
                                            ----------       ----------    ----------    ----------    ----------    ----------
Total Distributions                              (0.25)           (0.60)        (0.51)        (0.13)        (0.13)        (0.01)

-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $    12.37       $    11.10    $    10.61    $    10.31    $     8.67    $     8.79
                                            ==========       ==========    ==========    ==========    ==========    ==========
-------------------------------------------------------------------------------------------------------------------------------

Total Return                                     13.70%(c)        10.49%         7.78%        20.54%         0.26%        (4.45)(c)

Ratios and Supplemental Data
Net assets, end of period (000)             $    9,141       $    2,683    $    2,672    $    2,347    $    1,603    $    1,587
Ratio of expenses to average net assets           0.47%(d)         0.38%         0.38%         0.38%         0.38%         0.38%(d)
Ratio of net investment income to
   average net assets                             1.61%(d)         1.62%         1.79%         1.47%         1.71%         1.22%(d)
Portfolio turnover rate                          38.43%           36.67%        72.95%        63.87%        64.13%        65.53%

 Semiannual Report page 21

(a) November 30, 2001 (date of new share class availability) to June 30, 2002.
(b) Per share amounts were calculated using the average shares method
(c) For periods of less than a full year, total returns are not annualized.
(d) Annualized

See accompanying notes which are an integral part of the financial statements.

                          Industry Leaders(R) Fund
                    Notes to Financial Statements (Unaudited)
                          December 31, 2006 - continued

NOTE 1.  ORGANIZATION

Industry Leaders(R) Fund (the "Fund" or "Trust") was organized as a Delaware statutory trust, on December 13, 1995 and commenced operations on March 17, 1999. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. The Fund's investment objective is to provide long-term capital appreciation. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of separate series without par value.

The Fund is currently authorized to distribute three classes of shares, Class D, Class I, and Class L each of which has equal rights as to assets and voting privileges but may be subject to differing expenses (see Note 3). Income and realized/unrealized gains/losses are allocated to each class based on relative share balances.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation- The Fund's investments are valued based on the last reported sales price on the day of valuation. When reliable market quotations are not readily available for any security, the value of that security will be based on its "fair value" by the committee ("Pricing Committee") established by the Fund's Procedures for Determining Net Asset Value. The members of the Pricing Committee are appointed by, and the Pricing Committee reports directly to, the Fund's Board of Trustees. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Fair value pricing may be employed, for example, if the value of a security held by the Fund has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of the Fund's NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued based on market quotations.

Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Trust's Adviser, Claremont Investment Partners(R) ("Adviser"), LLC believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review by the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized-cost method of valuation, which the Board has determined will represent fair value.

Industry Leaders(R) Fund
Semiannual Report
Page 22

                            Industry Leaders(R) Fund
                    Notes to Financial Statements (Unaudited)
                          December 31, 2006 - continued


NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES - continued

Options Writing- When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of unfavorable change in the price of the security underlying the written option.

Federal Income Taxes/Dividends and Distributions - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. This policy may cause multiple distributions during the course of the year, which are recorded on the ex-dividend date.

FASB Interpretation 48 -In June 2006, the Financial Accounting Standards Board
(FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statement as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 31, 2006 (January 1, 2007 for calendar-year companies); with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. Fund management is currently evaluating the impact that FIN 48 will have on the Fund's financial statements.

FASB Interpretation 157 -In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The provisions of SFAS No. 157 are effective for fiscal years beginning after November 15, 2007. SFAS No. 157 provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of SFAS No. 157 to the Fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of SFAS No. 157 on the Fund's financial statements.

Estimates - Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities (including accrued income, receivables and contingent liabilities and disclosure of contingent assets and liabilities) at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Industry Leaders(R) Fund
Semiannual Report
Page 23

                            Industry Leaders(R) Fund
                    Notes to Financial Statements (Unaudited)
                          December 31, 2006 - continued


NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES - continued

Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Accounting principles generally accepted in the United States of America require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid-in-capital and / or realized gains / losses.

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains the Adviser to manage the Fund's investments. The Adviser is organized as a Delaware limited liability company and its President and Portfolio Manager is Gerald P. Sullivan who is primarily responsible for the day-to-day management of the Fund's portfolio.

Under the terms of the management agreement, between the Adviser and the Fund, the Adviser manages the Fund's investments under the oversight of the Board of Trustees. For its services under this agreement, the Adviser is entitled to receive a fee of 0.45% of the average daily net assets of the Fund. For the semiannual period ending December 31, 2006, the Adviser received from the Fund a fee of $26,867 for investment management services.

The Adviser also provides certain administration services to the Fund pursuant to the terms of an administration agreement between the Fund and the Adviser and is entitled to receive a fee for its services based on the average net assets for each of the Fund's classes of shares. For its services under this agreement, the Adviser is entitled to receive a fee of 0.38% of the average daily net assets of Class D and I Shares. The Adviser is entitled to receive a fee of 0.13% of the average daily net assets of Class L Shares. For the semiannual period ending December 31, 2006, the Adviser received from the Fund a fee of $27,680 for administration services.

Other than as set forth above, the Adviser pays all of the other expenses of the Fund except expenses associated with the purchase and sale of portfolio securities. Certain officers of the Fund are also officers of the Adviser and shareholders of the Fund.

Industry Leaders(R) Fund
Semiannual Report
Page 24

                            Industry Leaders(R) Fund
                    Notes to Financial Statements (Unaudited)
                          December 31, 2006 - continued


NOTE 4.  SHARE TRANSACTIONS

As of December 31, 2006, the Fund was authorized to issue an unlimited number of shares of beneficial interest of separate series without par value. Paid in capital on December 31, 2006 was $19,780,432. Transactions in shares were as follows:

                              Six months ended               Year ended
                              December 31, 2006            June 30, 2006
Class D:                    Shares        Dollars      Shares        Dollars
Shares Sold                     --             --         545          6,000
Shares issued in
reinvestment of dividend     4,476         54,740      10,734        113,354
Shares Redeemed             (5,179)       (63,393)
                            ------        -------      ------       --------
Total                         (703)       $(8,653)     11,279       $119,354


                              Six months ended               Year ended
                              December 31, 2006            June 30, 2006
Class I:                    Shares        Dollars      Shares        Dollars
Shares Sold                110,098      1,325,520     462,791      5,129,356
Shares issued in
reinvestment of dividend    15,088        183,171      13,760        143,932
Shares Redeemed            (11,622)      (138,539)         (1)           (10)
                            ------        -------      ------       --------
Total                      113,564     $1,370,152     476,550     $5,273,278


                              Six months ended               Year ended
                              December 31, 2006            June 30, 2006
Class L:                    Shares        Dollars      Shares        Dollars
Shares Sold                491,827      6,085,389      32,856        353,900
Shares issued in
reinvestment of dividend     6,103         75,862      11,122        119,009
Shares Redeemed               (406)        (5,024)    (48,837)      (542,878)
                            ------        -------      ------       --------
Total                      497,524     $6,156,227      (4,859)      $(69,969)

NOTE 5.  INVESTMENTS

For the fiscal year period ending December 31, 2006, purchases and sales of investment securities, other than short-term investments, aggregated $8,394,841 and $3,325,589, respectively. As of December 31, 2006, the gross unrealized appreciation for all securities on a tax basis totaled $2,691,291 and the gross unrealized depreciation for all securities totaled $193,302 for a net unrealized appreciation of $2,497,989. The aggregate cost of securities for federal income tax purposes at December 31, 2006, was $20,294,088. The difference between book cost of securities and tax cost of securities is due to wash sales of $39,364.

Industry Leaders(R) Fund
Semiannual Report
Page 25

                            Industry Leaders(R) Fund
                    Notes to Financial Statements (Unaudited)
                          December 31, 2006 - continued


NOTE 6.  RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2006, Barry F. Sullivan, father of the Portfolio Manager, beneficially owns 70% and is deemed a control person.


NOTE 7.  DISTRIBUTABLE EARNINGS

The tax character of distributions paid during fiscal years 2006 and 2005 were as follows:

  Distributions paid from:                                     2006         2005
  Ordinary Income                                          $ 92,616     $110,706
  Long-Term Capital Gain                                    142,369        1,305
  Short-Term Capital Gain                                   130,097      231,560
  Return of Capital                                          11,213
                                                           ---------------------
                                                           $376,295     $343,571
                                                           =====================


As of June 30, 2006, the components of distributable earnings on a tax basis were as follows:


  Undistributed Ordinary Income (Accumulated Loss)                    $        0
  Undistributed Long-Term Capital Gain (Losses)                                0
  Unrealized Appreciation (Depreciation)                               1,032,294
                                                                      ----------
                                                                      $1,032,294

The difference between book basis and tax basis unrealized appreciation / (depreciation) is attributable primarily to the tax deferral of wash sales.

NOTE 8.  OPTIONS WRITTEN

Transactions in options written during the period ended December 31, 2006, were as follows:

                                                            Number of Contracts    Premiums Received
Options outstanding at June 30, 2006                                 0
Options written                                                      6                    996
Options terminated in closing purchase transactions                  0
Options expired                                                      0
Options exercised                                                   (6)                  (996)
                                                           -------------------------------------------
Options outstanding at December 31, 2006                             0                     0

Industry Leaders(R) Fund
Semiannual Report
Page 26

                            Industry Leaders(R) Fund
                    Notes to Financial Statements (Unaudited)
                          December 31, 2006 - continued


NOTE 9.  SECURITY PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (866) 459-2772 and on the SEC's website at http://www.SEC.gov.

 NOTE 10.  BOARD APPROVAL OF ADVISORY AGREEMENT

On October 25, 2006, the shareholders of the Trust approved a new management agreement ("Agreement") between the Trust and the Adviser. The Board of Trustees had previously approved this Agreement at a meeting on September 27, 2006. In connection with such approval, the Trustees considered their legal responsibilities and reviewed the nature and quality of the Adviser's services, experience and qualifications. Independent legal counsel was present for this discussion. The Board noted that the Trust has consistently outperformed its benchmark index over the past six years, that it is classified by Lipper as a "Lipper Leader" in four out of five categories and that it continues to maintain a four star rating from Morningstar. The Board also noted that approval of the Agreement would not change the manner in which the Trust is operated or alter the investment personnel responsible for day-to-day investment decisions. Based on this, and other information, the Board concluded that the nature and quality of the advisory services provided by the Adviser supported approval of the Agreement. The Board also considered the structure of the advisory fee, including the facts that, although the advisory fee would increase under the new Agreement, the Trust's advisory fee would remain in the lowest 10% of its mutual fund peer group, the total expense ratio is in the lowest 20%. In approving the increased advisory fee, the Board also noted that the Advisor has continuously provided advisory services to the Trust for seven years without ever earning any profit from such service and that, at current asset levels, the increased fee will still not result in a profit for the Advisor, but merely reduce its losses incurred from management of the Trust. Based on this information, the Board concluded that the advisory fee was fair and reasonable. Based on the fact that management of the Trust has not yet proved profitable for the Adviser, the Board did not believe that discussion of economies of scale was appropriate at the time. During its discussion, the Board also noted: the quality of additional services provided by the Adviser, including the fact that the Adviser pays all of the Trust's expenses apart from its advisory and administration fees; and that the Adviser may receive some additional benefit from its relationship with the Trust in its ability to market itself using the successful performance of the Trust, but the Board did not feel that such benefit was significant enough to affect its analysis of the Agreement. The Board was also informed with respect to the fact that the investment strategy of the Trust is predicated on the use of the specific portfolio strategy for which the Adviser holds a patent, including the fact that shareholders had invested with the intention of investing in a Trust using that strategy. After reviewing this information and such other matters as the Trustees considered necessary to the exercise of their reasonable business judgment, the Board, including the Independent Trustees, unanimously approved the Agreement.

Industry Leaders(R) Fund
Semiannual Report
Page 27

                            Industry Leaders(R) Fund
                    Notes to Financial Statements (Unaudited)
                          December 31, 2006 - continued


NOTE 11. SHAREHOLDER VOTES

A special meeting of the shareholders of the Trust was held on October 12, 2006. At the meeting, shareholders voted as follows:

Proposal 1: approval of a new portfolio management agreement between the Trust and Claremont Investment Partners, LLC.

                 FOR                     1,000,569.43 shares or 88.2%
                 AGAINST                 0 shares or 0.0%
                 ABSTAIN                 0 shares or 0.0%


Proposal 2:  approval of a plan of distribution for the Trust.


                 FOR                     1,000,569.43 shares or 88.2%
                 AGAINST                 0 shares or 0.0%
                 ABSTAIN                 0 shares or 0.0%

Industry Leaders(R) Fund
Semiannual Report
Page 28

ITEM 2. CODE OF ETHICS.

Only effective for annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Only effective for annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Only effective for annual reports

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement not applicable to the Fund.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments included in Semiannual Report filed in response to Item
1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement not applicable to the Fund.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Form N-CSR disclosure requirement not applicable to the Fund.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement not applicable to the Fund.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-2(c) under the Act), the President and Treasurer of the Fund have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Fund is accumulated and communicated to the Fund's management to allow timely decisions regarding required disclosure.
(b) There has been no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) The text of the Code of Ethics pursuant to Item 2 of Form N-CSR is available on the Fund's website at: http://www.ILfund.com/COE.pdf.
(b) The certifications required by Rule 30a-2 under the Act, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Act, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Fund) The Industry Leaders(R) Fund
      ----------------------------------------------------------------------

By (Signature and Title)        /s/Gerald P. Sullivan
                        ----------------------------------------------------
                        Gerald P. Sullivan, President

Date:  March 9, 2007
    ------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Act, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Gerald P. Sullivan
                        ----------------------------------------------------
                         Gerald P. Sullivan, President

Date March 9, 2007
    ------------------------------------------------------------------------
By (Signature and Title)        /s/Gerald P. Sullivan
                        --------------------------------------------------------
                        Gerald P. Sullivan, Treasurer

Date March 9, 2007
    ------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.